Note 13 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2018:
Net sales	$1,194,679	$92,826	$10,110	$17,150	$1,314,765
Operating income (loss)	(11,238)	2,869	558	2,544	(5,267)
Interest expense, net	14,321	533	24	159	15,037
Income tax (benefit) expense	(8,946)	931	213	1,330	(6,472)
Identifiable assets	1,013,359	53,132	1,915	2,025	1,070,431
Capital expenditures	34,445	926	-	535	35,906
Depreciation and amortization	25,978	4,330	336	903	31,547

2017: (Restated)
Net sales	$1,226,687	-	$12,430	$23,081	$1,262,198
Operating income	32,164	-	945	1,633	34,742
Interest expense, net	9,518	-	17	137	9,672
Income tax expense	8,814	-	355	584	9,753
Identifiable assets	972,549	-	2,833	2,886	978,268
Capital expenditures	30,969	-	225	1,318	32,512
Depreciation and amortization	23,525	-	346	953	24,824

2016: (Restated)
Net sales	$1,243,386	-	$12,336	$23,845	$1,279,567
Operating income	90,302	-	1,164	265	91,731
Interest expense, net	7,923	-	18	103	8,044
Income tax expense	26,792	-	372	76	27,240
Identifiable assets	938,632	-	2,697	3,662	944,991
Capital expenditures	9,232	-	52	682	9,966
Depreciation and amortization	20,438	-	351	948	21,737

Revenue from External Customers by Products and Services [Table Text Block]
Classes of similar products/services:	2018	2017	2016
		(Restated)	(Restated)
	(In thousands)
Net Sales:
Green Giant *	$111,014	$136,329	$148,517
Canned vegetables	721,121	705,297	746,501
Frozen	105,857	98,597	94,710
Fruit	256,687	286,464	253,658
Prepared foods	92,826	-	-
Snack	10,110	12,430	12,336
Other	17,150	23,081	23,845
Total	$1,314,765	$1,262,198	$1,279,567